ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
ACCRUED LIABILITIES

(5) ACCRUED LIABILITIES

Accrued liabilities consisted of the following at December 31 (in thousands):

	2013	2012
Accrued expenses	$54,403	$46,293
Accrued clinical expenses	15,142	16,514
Accrued terms discounts	2,910	5,587
Accrued royalties	25,206	12,668

Total accrued liabilities	$97,661	$81,062